Loans and Credit from Banking Corporations - Schedule of Loans and Credit from Banking Corporations (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Loans and Credit from Banking Corporations [Abstract]
Short-term loan	[1]	$ 132
Credit from banking corporations		6
Total		$ 138

[1]	On October 15, 2024, Social Proxy received a $163 thousand loan. The loan is repaid monthly over a period of 12 months and bears an annual interest of 12% on the initial loan amount.